7. Stock-Based Compensation (June 2018 Note) (Details-Stock-based compensation) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Mar. 31, 2018	Mar. 31, 2017
Total stock-based compensation	$ 347,000	$ 438,000	$ 2,410,000	$ 2,145,000
Cost of revenues [Member]
Total stock-based compensation	35,000	44,000
Research and development [Member]
Total stock-based compensation	32,000	45,000
Selling, general and administrative [Member]
Total stock-based compensation	$ 280,000	$ 349,000